CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net gains (losses) on extinguishment of debt	$ 6.4	$ (0.1)		$ 6.4		$ 0
Total revenues		15,508.1		14,963.3		14,563.6
Expenses
Interest expense		132.7		133.5		139.0
Total expenses		14,021.1		13,398.1		13,006.7
Income before income taxes		1,487.0		1,565.2		1,556.9
Provision (benefit) for income taxes		(471.5)		(496.9)		(499.4)
Net income		1,015.5		1,068.3		1,057.5
Other comprehensive income (loss)		(91.2)		330.5		694.7
Comprehensive income		924.3		1,398.8		1,752.2
Parent Company
Revenues
Dividends from subsidiaries		875.3		1,216.2		1,230.6
Undistributed income from subsidiaries		225.7		(73.5)		(78.7)
Equity in net income of subsidiaries		1,101.0	[1]	1,142.7	[1]	1,151.9	[1]
Intercompany investment income		5.6	[1]	6.6	[1]	8.5	[1]
Net gains (losses) on extinguishment of debt		(0.1)		6.4		0
Total revenues		1,106.5		1,155.7		1,160.4
Expenses
Interest expense		138.0		139.5		146.4
Deferred compensation		0.4	[2]	4.3	[2]	4.8	[2]
Other operating costs and expenses		4.7		3.9		3.3
Total expenses		143.1		147.7		154.5
Income before income taxes		963.4		1,008.0		1,005.9
Provision (benefit) for income taxes		(52.1)		(60.3)		(51.6)
Net income		1,015.5		1,068.3		1,057.5
Other comprehensive income (loss)		(91.2)		330.5		694.7
Comprehensive income		$ 924.3		$ 1,398.8		$ 1,752.2

[1]	Eliminated in consolidation.
[2]	See Note 4 - Employee Benefit Plans in these condensed financial statements.